Inventories	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Inventories

Note 4 – Inventories

	December 31,
	2021	2020

Raw materials	$212,736	$107,088
Finished products	178,748	143,979

	$391,484	$251,067

As of December 31, 2021 and 2020 the inventory provision was $124,479 and $140,086 respectively.